Investment Portfolio - July 31, 2021

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 95.9%

Communication Services - 10.1%
Entertainment - 4.2%
Sea Ltd. - ADR (Taiwan)*	92,294	$25,487,911
Ubisoft Entertainment S.A. (France)*	111,289	7,055,037
		32,542,948
Interactive Media & Services - 2.6%
Auto Trader Group plc (United
Kingdom)*1	899,285	8,147,660
Tencent Holdings Ltd. - Class H (China)	195,900	11,814,366
		19,962,026
Media - 3.3%
Quebecor, Inc. - Class B (Canada)	418,608	10,951,719
S4 Capital plc (United Kingdom)*	1,506,800	14,535,497
		25,487,216
Total Communication Services		77,992,190
Consumer Discretionary - 9.4%
Hotels, Restaurants & Leisure - 1.8%
Accor S.A. (France) *	181,748	6,432,084
Restaurant Brands International, Inc.
(Canada)	112,360	7,661,829
		14,093,913
Household Durables - 5.7%
Nikon Corp. (Japan)	2,048,600	19,071,152
Sony Group Corp. (Japan)	236,200	24,674,986
		43,746,138
Textiles, Apparel & Luxury Goods - 1.9%
adidas AG (Germany)	18,225	6,614,830
lululemon athletica, Inc. (United States)*	20,988	8,398,768
		15,013,598
Total Consumer Discretionary		72,853,649
Consumer Staples - 18.0%
Beverages - 5.0%
Anheuser-Busch InBev S.A./N.V.
(Belgium)	101,595	6,411,880
Diageo plc (United Kingdom)	408,175	20,239,872
Heineken N.V. (Netherlands)	101,690	11,841,984
		38,493,736
Food & Staples Retailing - 1.1%
Wal-Mart de Mexico S.A.B. de C.V.
(Mexico)	2,524,075	8,315,420
Food Products - 6.7%
Danone S.A. (France)	216,130	15,897,132
Kerry Group plc - Class A (Ireland)	56,176	8,329,848
Nestle S.A. (Switzerland)	219,825	27,836,369
		52,063,349
Household Products - 1.0%
Kimberly-Clark de Mexico S.A.B. de C.V.
- Class A (Mexico)	4,511,600	7,316,016

Personal Products - 4.2%
Beiersdorf AG (Germany)	91,151	10,826,345
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	380,100	$21,867,153
		32,693,498
Total Consumer Staples		138,882,019
Energy - 8.3%
Energy Equipment & Services - 0.9%
Schlumberger N.V. (United States)	236,914	6,830,230
Oil, Gas & Consumable Fuels - 7.4%
BP plc - ADR (United Kingdom)	298,736	7,223,436
Cameco Corp. (Canada)	1,244,206	22,146,867
Royal Dutch Shell plc - Class B - ADR
(Netherlands)	194,841	7,705,962
TotalEnergies SE - ADR (France)	174,587	7,617,231
Tourmaline Oil Corp. (Canada)	463,270	12,647,464
		57,340,960
Total Energy		64,171,190
Financials - 12.1%
Banks - 4.2%
The Bank of N.T. Butterfield & Son Ltd.
(Bermuda)	205,655	6,815,407
FinecoBank Banca Fineco S.p.A. (Italy)*	1,437,560	25,741,572
		32,556,979
Capital Markets - 4.7%
Avanza Bank Holding AB (Sweden)	146,664	4,750,270
Deutsche Boerse AG (Germany)	109,945	18,345,876
Intermediate Capital Group plc (United
Kingdom)	444,257	13,387,915
		36,484,061
Insurance - 3.2%
Admiral Group plc (United Kingdom)	516,875	24,416,408
Total Financials		93,457,448
Health Care - 15.6%
Health Care Equipment & Supplies - 9.5%
Alcon, Inc. (Switzerland)	265,843	19,353,370
Getinge AB - Class B (Sweden)	508,676	22,105,558
Medtronic plc (United States)	153,375	20,139,671
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)	6,628,000	11,892,087
		73,490,686
Pharmaceuticals - 6.1%
Dechra Pharmaceuticals plc (United
Kingdom)	225,103	15,550,791
Novartis AG - ADR (Switzerland)	211,135	19,506,763
Perrigo Co. plc (United States)	240,548	11,553,520
		46,611,074
Total Health Care		120,101,760
Industrials - 9.3%
Aerospace & Defense - 0.9%
Airbus SE (France)*	48,509	6,653,922

Investment Portfolio - July 31, 2021

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Airlines - 3.0%
Controladora Vuela Cia de Aviacion
S.A.B. de C.V. - ADR (Mexico)*	739,765	$16,334,011
Ryanair Holdings plc - ADR (Ireland)*	61,812	6,739,981
		23,073,992
Building Products - 0.8%
Assa Abloy AB - Class B (Sweden)	183,308	5,879,841
Road & Rail - 1.9%
Canadian National Railway Co. (Canada)	136,778	14,858,194
Trading Companies & Distributors - 1.0%
Brenntag SE (Germany)	81,346	8,124,792
Transportation Infrastructure - 1.7%
Grupo Aeroportuario del Centro Norte
S.A.B. de C.V. (Mexico)*	624,100	3,802,366
Grupo Aeroportuario del Pacifico S.A.B.
de C.V. - ADR (Mexico)	39,007	4,474,493
Grupo Aeroportuario del Sureste S.A.B.
de C.V. - ADR (Mexico)*	26,925	4,879,348
		13,156,207
Total Industrials		71,746,948
Information Technology - 9.9%
Electronic Equipment, Instruments & Components - 2.7%
Keyence Corp. (Japan)	15,300	8,522,146
Softwareone Holding AG (Germany)	488,548	12,538,869
		21,061,015
	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 4.4%
Adyen N.V. (Netherlands) *1	3,460	$9,376,779
Keywords Studios plc (Ireland)*	118,890	4,845,338
StoneCo Ltd. - Class A (Brazil)*	176,216	10,368,549
TravelSky Technology Ltd. - Class H (China)	5,744,000	9,757,791
		34,348,457
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR (Taiwan)	53,496	6,239,773
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd. (South Korea)	220,924	15,097,149
Total Information Technology		76,746,394
Materials - 3.2%
Chemicals - 3.2%
Air Liquide S.A. (France)	110,945	19,294,289
Akzo Nobel N.V. (Netherlands)	45,911	5,671,265
Total Materials		24,965,554
TOTAL COMMON STOCKS
(Identified Cost $566,083,641)		740,917,152

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Government Cash Management,
Institutional Shares, 0.03%[2]
(Identified Cost $23,731,850)	23,731,850	23,731,850

TOTAL INVESTMENTS - 99.0%
(Identified Cost $589,815,491)		764,649,002
OTHER ASSETS, LESS LIABILITIES - 1.0%		7,923,099
NET ASSETS - 100%		$772,572,101

ADR - American Depositary Receipt

*Non-income producing security.

[1]	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $17,524,439, which represented 2.3% of the Series’ Net Assets.

[2]	Rate shown is the current yield as of July 31, 2021.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 16.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - July 31, 2021

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$77,992,190	$36,439,630	$41,552,560	$—
Consumer Discretionary	72,853,649	16,060,597	56,793,052	—
Consumer Staples	138,882,019	37,498,589	101,383,430	—
Energy	64,171,190	64,171,190	—	—
Financials	93,457,448	6,815,407	86,642,041	—
Health Care	120,101,760	70,553,324	49,548,436	—
Industrials	71,746,948	51,088,393	20,658,555	—
Information Technology	76,746,394	16,608,322	60,138,072	—
Materials	24,965,554	—	24,965,554	—
Short-Term Investment	23,731,850	23,731,850	—	—
Total assets	$764,649,002	$322,967,302	$441,681,700	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020 or July 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

 3